INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Sales And Purchases From Other Unconsolidated Affiliates (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 2,121,374	$ 1,989,167
Other Unconsolidated Affiliates
Schedule of Equity Method Investments [Line Items]
Purchases	34,622	34,138
Other Unconsolidated Affiliates | Related Party
Schedule of Equity Method Investments [Line Items]
Revenues, net	$ 31,211	$ 30,590